Note I - Business Segment Information (Details) - Components of Customer Sales Determined Based on the Location of Customers (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note I - Business Segment Information (Details) - Components of Customer Sales Determined Based on the Location of Customers [Line Items]
Sales by Location (in Dollars)	$ 391,665	$ 375,691	$ 359,490
Percentage of Sales	100.00%	100.00%	100.00%
UNITED STATES
Note I - Business Segment Information (Details) - Components of Customer Sales Determined Based on the Location of Customers [Line Items]
Sales by Location (in Dollars)	257,038	239,153	241,405
Percentage of Sales	66.00%	64.00%	67.00%
Foreign Countries [Member]
Note I - Business Segment Information (Details) - Components of Customer Sales Determined Based on the Location of Customers [Line Items]
Sales by Location (in Dollars)	$ 134,627	$ 136,538	$ 118,085
Percentage of Sales	34.00%	36.00%	33.00%